UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08767

UBS Money Series
(Exact name of registrant as specified in charter)

51 West 52nd Street, New York, New York 10019-6114
(Address of principal executive offices) (Zip code)

Mark F. Kemper, Esq. UBS Global Asset Management 51 West 52nd Street New York, NY 10019-6114
(Name and address of agent for service)

Copy to:
Jack W. Murphy, Esq. Dechert LLP 1775 I Street, N.W. Washington, DC 20006-2401

Registrant's telephone number, including area code: 212-882 5000

Date of fiscal year end:	April 30

Date of reporting period:	January 31, 2006

Item 1.  Schedule of Investments

UBS Cash Reserves Fund

SCHEDULE OF INVESTMENTS – January 31, 2006 (unaudited)

Principal Amount (000) ($)	Maturity Dates	Interest Rates (%)	Value ($)

U.S. Government Agency Obligations—6.25%
5,000 Federal Farm Credit Bank	02/01/06	4.240*	4,999,124
14,250 Federal Home Loan Bank	02/10/06 to 03/12/06	4.195 to 4.400*	14,248,823
3,000 Federal Home Loan Mortgage Corp.	02/01/06 to 02/02/06	4.205 to 4.210@	2,999,883
2,750 Federal Home Loan Mortgage Corp.	10/23/06	4.250	2,750,000
Total U.S. Government Agency Obligations (cost—$24,997,830)			24,997,830

Bank Note—1.25%
U.S.—1.25%
5,000 Bank of America N.A. (cost–$5,000,000)	02/01/06	4.310*	5,000,000

Certificates of Deposit—14.50%
Non-U.S.—10.25%
3,000 ABN AMRO Bank N.V.	01/24/07	4.850	3,000,000
8,000 BNP Paribas	02/13/06 to 05/23/06	3.965 to 4.520	8,000,000
8,500 Credit Suisse First Boston	03/17/06 to 04/04/06	4.480 to 4.490	8,500,000
3,000 Deutsche Bank AG	08/03/06	4.170	3,000,000
3,500 Fortis Bank N.V.- S.A.	07/07/06	3.930	3,500,000
6,000 HBOS Treasury Services PLC	02/06/06 to 03/21/06	4.225 to 4.370	6,000,000
6,000 Natexis Banque Populaires	02/27/06 to 03/29/06	3.990 to 4.405	6,000,000
3,000 Svenska Handelsbanken	11/08/06	4.750	3,000,000
			41,000,000

U.S.—4.25%
5,000 American Express Centurion Bank	02/23/06	4.470	5,000,000
3,500 Citibank N.A.	03/07/06	4.405	3,500,000
8,500 First Tennessee Bank N.A.	03/02/06 to 03/27/06	4.450 to 4.520	8,500,000
			17,000,000
Total Certificates of Deposit (cost—$58,000,000)			58,000,000

Commercial Paper@—55.24%
Asset Backed-Banking—2.24%
9,000 Atlantis One Funding	02/07/06 to 04/03/06	3.870 to 4.200	8,967,341

Asset Backed-Miscellaneous—21.74%
9,000 Amsterdam Funding Corp.	02/07/06 to 02/08/06	4.300 to 4.360	8,993,026
9,000 Barton Capital LLC	02/09/06 to 03/07/06	4.380 to 4.400	8,975,329
5,000 Bryant Park Funding LLC	02/03/06	4.320	4,998,800
4,000 Falcon Asset Securitization Corp.	02/22/06	4.450	3,989,617
7,992 Kitty Hawk Funding Corp.	02/15/06 to 03/20/06	3.930 to 4.400	7,964,673
8,952 Old Line Funding Corp.	02/06/06 to 03/15/06	4.290 to 4.470	8,928,189
9,000 Preferred Receivables Funding Corp.	02/07/06 to 02/14/06	4.320 to 4.400	8,989,176
9,000 Ranger Funding Co. LLC	02/24/06 to 03/21/06	4.450 to 4.470	8,961,987
3,000 Sheffield Receivables Corp.	02/16/06	4.420	2,994,475
4,000 Thunderbay Funding	04/10/06	4.450	3,966,378
5,000 Variable Funding Capital Corp.	03/10/06	4.400	4,977,389
9,200 Windmill Funding Corp.	02/16/06 to 02/23/06	4.420 to 4.470	9,180,181
4,000 Yorktown Capital LLC	02/17/06	4.435	3,992,116
			86,911,336

Asset Backed-Securities—10.84%
9,100 Beta Finance, Inc.	02/07/06 to 04/05/06	4.320 to 4.475	9,070,864
4,000 Cancara Asset Securitisation LLC	02/02/06	4.310	3,999,521
9,000 Galaxy Funding, Inc.	03/23/06 to 04/03/06	4.140 to 4.420	8,941,245
10,000 Grampian Funding LLC	03/28/06 to 06/20/06	4.100 to 4.530	9,918,003
8,000 Scaldis Capital LLC	02/21/06 to 05/24/06	4.420 to 4.430	7,923,861
3,500 Solitaire Funding LLC	02/23/06	4.460	3,490,461
			43,343,955
Banking-Non-U.S.—6.05%
3,250 Alliance & Leicester PLC	02/28/06 to 04/07/06	4.300 to 4.350	3,231,418
6,000 Depfa Bank PLC	02/07/06 to 07/05/06	4.190 to 4.520	5,939,898
6,030 DNB NOR Bank ASA	03/13/06	4.485	5,999,950
5,550 Northern Rock PLC	03/06/06	4.400	5,527,615
3,500 Westpac Trust Securities NZ Ltd.	03/21/06	4.400	3,479,467
			24,178,348

Principal Amount (000) ($)		Maturity Dates	Interest Rates (%)	Value ($)

Banking-U.S.—8.21%
2,500 CBA (Delaware) Finance, Inc.		03/28/06	4.460	2,482,965
3,000 Danske Corp.		03/27/06	4.050 to 4.055	2,981,767
3,000 Deutsche Bank Financial LLC		02/06/06	4.330	2,998,196
9,000 Dexia Delaware LLC		03/10/06 to 04/04/06	4.380 to 4.425	8,952,205
8,500 Kredietbank N.A. Finance Corp.		03/06/06 to 03/13/06	4.390 to 4.410	8,462,729
7,000 Nordea N.A., Inc.		03/31/06 to 04/03/06	4.090 to 4.140	6,952,172
				32,830,034

Brokerage—4.24%
5,000 Bear Stearns Cos., Inc.		03/13/06	4.390	4,975,611
4,000 Goldman Sachs Group, Inc.		02/01/06	4.545 *	4,000,000
4,000 Goldman Sachs Group, Inc.		02/03/06	4.280	3,999,049
4,000 Morgan Stanley		02/01/06	4.580 *	4,000,000
				16,974,660

Finance-NonCaptive Diversified—1.92%
1,750 General Electric Capital Corp.		10/06/06	4.565	1,695,188
6,000 International Lease Finance Corp.		03/20/06	4.430	5,965,299
				7,660,487
Total Commercial Paper (cost—$220,866,161)				220,866,161

Short-Term Corporate Obligations—10.32%
Asset Backed-Securities—1.25%
5,000 Links Finance LLC**		04/13/06	4.590*	5,000,241

Banking-Non-U.S.—2.50%
2,000 ANZ National International Ltd.**		02/07/06	4.399*	2,000,000
3,000 HBOS Treasury Services PLC**		02/01/06	4.435*	3,000,000
5,000 Societe Generale**		02/02/06	4.355*	5,000,000
				10,000,000

Banking-U.S.—1.25%
5,000 Wells Fargo & Co.**		02/15/06	4.460*	5,000,211

Brokerage—1.07%
4,250 Merrill Lynch & Co., Inc.		04/18/06	4.880*	4,252,225

Finance-Captive Automotive—0.75%
3,000 Toyota Motor Credit Corp.		02/01/06	4.550*	3,000,000

Finance-NonCaptive Consumer—1.25%
5,000 HSBC Finance Corp.		02/01/06	4.645*	5,003,340

Finance-NonCaptive Diversified—2.25%
9,000 General Electric Capital Corp.		02/06/06 to 02/09/06	4.491 to 4.519*	9,000,159
Total Short-Term Corporate Obligations (cost—$41,256,176)				41,256,176

Repurchase Agreements—10.78%
43,100	Repurchase Agreement dated 01/31/06 with Goldman Sachs, Inc., collateralized by $13,245,000 Federal Home Loan Mortgage Corp. obligations, zero coupon due 03/30/06 and $31,270,000 Federal National Mortgage Association obligations, 2.375% due 02/15/07; (value—$43,962,273); proceeds: $43,105,304	02/01/06	4.430	43,100,000
1	Repurchase Agreement dated 01/31/06 with State Street Bank & Trust Co., collateralized by $172 U.S. Treasury Bills, zero coupon due 04/13/06 and $856 U.S. Treasury Notes, 2.500% due 05/31/06; (value—$1,024); proceeds: $1,000	02/01/06	4.000	1,000
Total Repurchase Agreements (cost—$43,101,000)				43,101,000

Number of Shares (000)
Money Market Funds†—1.56%
3,296 AIM Liquid Assets Portfolio	4.350	3,296,164
2,941 BlackRock Provident Institutional TempFund	4.318	2,940,773
Total Money Market Funds (cost—$6,236,937)		6,236,937
Total Investments (cost—$399,458,104 which approximates cost for federal income tax purposes)(1)—99.90%		399,458,104
Other assets in excess of liabilities—0.10%		401,188
Net Assets (applicable to 399,892,695 shares of beneficial interest outstanding equivalent to $1.00 per share)—100.00%		399,859,292

*                             Variable rate securities—maturity dates reflect earlier of reset dates or stated maturity dates. The interest rates shown are the current rates as of January 31, 2006, and reset periodically.

**                     Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 5.00% of net assets as of January 31, 2006, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

@                        Interest rates shown are the discount rates at date of purchase.

†                               Interest rates shown reflect yield at January 31, 2006.

(1)                      Investments are valued at amortized cost, unless the Fund’s Board of Trustees determines that this does not represent fair value. Periodic review and monitoring of the valuation of securities held by the Fund is performed in an effort to ensure that amortized cost approximates market value.

Issuer Breakdown By Country

Percentage of Portfolio Assets (%)
United States	81.2
France	4.8
United Kingdom	4.4
Switzerland	2.1
Norway	1.5
Ireland	1.5
Belgium	0.9
Australia	0.9
Germany	0.8
Netherlands	0.7
Sweden	0.7
New Zealand	0.5
Total	100.0

Weighted average maturity — 37 days

For more information regarding the Fund’s other significant accounting policies, please refer to the Fund’s semiannual report to shareholders dated October 31, 2005.

UBS Liquid Assets Fund

SCHEDULE OF INVESTMENTS – January 31, 2006 (unaudited)

Principal Amount (000) ($)	Maturity Dates	Interest Rates (%)	Value ($)

U.S. Government Agency Obligations—5.60%
11,000 Federal Farm Credit Bank	02/01/06 to 02/07/06	4.240 to 4.605*	10,999,211
8,500 Federal Home Loan Bank	03/01/06 to 03/12/06	4.290 to 4.360*	8,499,002
4,000 Federal Home Loan Mortgage Corp.	10/23/06	4.250	4,000,000
Total U.S. Government Agency Obligations (cost—$23,498,213)			23,498,213

Bank Notes—2.39%
U.S.—2.39%
10,000 Bank of America N.A. (cost—$10,000,000)	02/01/06	4.310*	10,000,000

Certificates of Deposit—23.36%
Non-U.S.—12.16%
6,000 Abbey National Treasury Services PLC	03/06/06	4.415	6,000,028
5,000 ABN AMRO Bank N.V.	01/24/07	4.850	5,000,000
10,000 Barclays Bank PLC	03/13/06	4.455	9,999,908
7,000 BNP Paribas	02/13/06	3.965	7,000,000
3,000 Calyon N.A., Inc.	08/30/06	4.220	2,999,832
5,000 Fortis Bank N.V.- S.A.	07/07/06	3.930	5,000,000
5,000 Svenska Handelsbanken	11/08/06	4.750	5,000,000
10,000 Toronto-Dominion Bank	03/20/06	4.440	10,000,000
			50,999,768

U.S.—11.20%
7,000 American Express Centurion Bank	02/13/06	4.380	7,000,000
10,000 First Tennessee Bank N.A.	03/27/06	4.450	10,000,000
10,000 SunTrust Bank	04/24/06	4.550	10,000,000
10,000 Washington Mutual Bank, Federal Association	02/16/06	4.390	10,000,000
10,000 Wells Fargo Bank N.A.	02/21/06	4.420	10,000,000
			47,000,000
Total Certificates of Deposit (cost—$97,999,768)			97,999,768

Commercial Paper@—54.26%
Asset Backed-Banking—1.18%
5,000 Atlantis One Funding	04/04/06	4.430	4,961,853

Asset Backed-Miscellaneous—18.42%
5,000 Amsterdam Funding Corp.	04/10/06	4.490	4,957,594
10,000 Barton Capital LLC	03/02/06	4.430	9,964,314
10,000 Bryant Park Funding LLC	02/09/06 to 02/17/06	4.350 to 4.440	9,982,280
4,500 Chariot Funding LLC	02/15/06	4.410	4,492,283
8,000 Falcon Asset Securitization Corp.	02/15/06	4.380	7,986,373
10,000 Old Line Funding Corp.	03/10/06	4.430	9,954,470
10,000 Preferred Receivables Funding Corp.	02/27/06	4.490	9,967,572
10,000 Ranger Funding Co. LLC	02/27/06	4.500	9,967,500
10,000 Variable Funding Capital Corp.	02/02/06	4.280	9,998,811
			77,271,197

Asset Backed-Securities—10.80%
10,000 Beta Finance, Inc.	02/21/06 to 02/28/06	4.270 to 4.370	9,969,036
4,000 Cancara Asset Securitisation LLC	02/02/06	4.310	3,999,521
10,500 Galaxy Funding, Inc.	03/06/06 to 03/22/06	4.410	10,442,854
6,500 Grampian Funding LLC	03/29/06	4.100	6,458,544
2,500 Links Finance LLC	02/09/06	4.230	2,497,650
7,000 Scaldis Capital LLC	02/27/06 to 04/20/06	4.500 to 4.510	6,944,642
5,000 Solitaire Funding LLC	02/13/06	4.450	4,992,583
			45,304,830

Banking-Non-U.S.—6.16%
10,000 Allied Irish Banks N.A., Inc.	02/16/06 to 04/05/06	4.390 to 4.425	9,952,135
4,000 DNB NOR Bank ASA	03/15/06	4.380	3,979,560
5,000 HBOS Treasury Services PLC	03/09/06	4.370	4,978,150
2,000 Natexis Banques Populaires U.S. Finance Co. LLC	04/19/06	4.490	1,980,793
5,000 Nationwide Building Society	04/12/06	4.470	4,956,542
			25,847,180

Principal Amount (000) ($)		Maturity Dates	Interest Rates (%)	Value ($)

Banking-U.S.—7.84%
6,000 CBA (Delaware) Finance, Inc.		02/21/06	4.260	5,985,800
3,000 Deutsche Bank Financial LLC		02/06/06	4.330	2,998,196
6,500 ING (US) Funding LLC		03/13/06 to 03/24/06	4.440 to 4.510	6,463,566
6,500 Nordea N.A., Inc.		04/06/06	4.420	6,448,924
10,000 San Paolo IMI U.S. Financial Co.		02/14/06	4.250	9,984,653
1,000 Societe Generale N.A., Inc.		02/28/06	4.370	996,722
				32,877,861

Brokerage—7.48%
10,000 Bear Stearns Cos., Inc.		03/13/06	4.390	9,951,222
7,500 Credit Suisse First Boston USA, Inc.		02/16/06 to 03/14/06	4.260 to 4.380	7,477,064
10,000 Goldman Sachs Group Inc.		02/23/06	4.280	9,973,844
4,000 Morgan Stanley		02/01/06	4.580*	4,000,000
				31,402,130
Pharmaceuticals—2.38%
10,000 Sanofi-Aventis		02/22/06	4.350	9,974,625
Total Commercial Paper (cost–$227,639,676)				227,639,676

Short-Term Corporate Obligations—13.59%
Asset Backed-Securities—3.22%
3,000 Dorada Finance, Inc.**		03/10/06	3.500	2,999,985
4,500 K2 (USA) LLC**		02/15/06	4.460 *	4,500,039
6,000 Links Finance LLC**		04/13/06 to 04/18/06	4.545 to 4.590*	5,999,933
				13,499,957
Automotive OEM—1.67%
7,000 American Honda Finance Corp.**		03/13/06 to 04/11/06	4.440 to 4.730*	7,001,487

Banking-Non-U.S.—2.38%
3,000 ANZ National International Ltd.**		02/07/06	4.399*	3,000,000
3,000 HBOS Treasury Services PLC**		02/01/06	4.435*	3,000,000
4,000 Societe Generale**		02/02/06	4.355*	4,000,000
				10,000,000

Finance-Captive Automotive—1.31%
5,500 Toyota Motor Credit Corp.		02/01/06 to 02/07/06	4.349 to 4.550*	5,499,925

Finance-NonCaptive Consumer—2.39%
10,000 HSBC Finance Corp.		02/01/06	4.645*	10,006,681

Finance-NonCaptive Diversified—2.62%
1,000 CIT Group, Inc.		04/19/06	4.702*	1,000,103
10,000 General Electric Capital Corp.		02/01/06 to 02/09/06	4.519 to 4.640*	10,000,842
				11,000,945
Total Short-Term Corporate Obligations (cost—$57,008,995)				57,008,995

Repurchase Agreement—0.00%
8	Repurchase Agreement dated 01/31/06 with State Street Bank & Trust Co., collateralized by $1,379 U.S. Treasury Bills, zero coupon due 04/13/06 and $6,844 U.S. Treasury Notes, 2.500% due 05/31/06; (value—$8,194); proceeds: $8,001 (cost—$8,000)	02/01/06	4.000	8,000

Number of Shares (000)

Money Market Funds†—0.62%
1,503 AIM Liquid Assets Portfolio	4.350	1,503,048
1,104 BlackRock Provident Institutional TempFund	4.318	1,103,520
Total Money Market Funds (cost—$2,606,568)		2,606,568

Total Investments (cost—$418,761,220 which approximates cost for federal income tax purposes)(1)—99.82%		418,761,220
Other assets in excess of liabilities—0.18%		751,194
Net Assets (applicable to 419,472,215 shares of beneficial interest outstanding equivalent to $1.00 per share)—100.00%		419,512,414

*                                         Variable rate securities— maturity dates reflect earlier of reset dates or stated maturity dates. The interest rates shown are the current rates as of January 31, 2006, and reset periodically.

**                                  Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 7.27% of net assets as of January 31, 2006, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

@                                    Interest rates shown are the discount rates at date of purchase.

†                                          Interest rates shown reflect yield at January 31, 2006.

OEM                    Original Equipment Manufacturer

(1)                                  Investments are valued at amortized cost, unless the Fund’s Board of Trustees determines that this does not represent fair value. Periodic review and monitoring of the valuation of securities held by the Fund is performed in an effort to ensure that amortized cost approximates market value.

Issuer Breakdown By Country

Percentage of Portfolio Assets (%)
United States	79.3
United Kingdom	6.9
France	3.8
Canada	2.4
Ireland	2.4
Belgium	1.2
Netherlands	1.2
Sweden	1.2
Norway	0.9
New Zealand	0.7
Total	100.0

Weighted average maturity — 42 days

For more information regarding the Fund’s other significant accounting policies,  please refer to the Fund’s semiannual report to shareholders dated October 31, 2005.

UBS Select Treasury Fund

SCHEDULE OF INVESTMENTS – January 31, 2006 (unaudited)

Principal Amount (000) ($)		Maturity Dates	Interest Rates (%)	Value ($)
U.S. Government Obligations—31.12%
40,000	U.S. Treasury Bills (1)	04/13/06 to 04/20/06	3.950 to 3.995@	39,671,078
70,000	U.S. Treasury Notes (1)	03/31/06 to 07/31/06	1.500 to 2.750	69,508,116
Total U.S. Government Obligations (cost—$109,179,194)				109,179,194

Repurchase Agreements—69.00%
50,000	Repurchase Agreement dated 01/31/06 with Bank of America, collateralized by $47,746,000 U.S. Treasury Inflation Index Notes, 1.875% due 07/15/13; (value—$51,000,406); proceeds: $50,006,083	02/01/06	4.380	50,000,000
50,000	Repurchase Agreement dated 01/31/06 with Bear Stearns & Co., collateralized by $1,473,000 U.S. Treasury Bills, zero coupon due 02/02/06 to 02/09/06, $12,559,000 U.S. Treasury Bonds, 5.250% to 8.125% due 08/15/19 to 08/15/29, $4,681,000 U.S. Treasury Inflation Index Notes, zero coupon to 3.500% due 01/15/11 to 01/15/16 and $28,462,000 U.S. Treasury Notes, 1.500% to 7.000% due 02/28/06 to 08/15/13; (value—$51,036,211); proceeds: $50,006,042	02/01/06	4.350	50,000,000
42,000	Repurchase Agreement dated 01/31/06 with Deutsche Bank Securities, Inc., collateralized by $20,162,000 U.S. Treasury Bills, zero coupon due 03/09/06, $3,255,000 U.S. Treasury Bonds, 6.125% due 08/15/29 and $18,862,000 U.S. Treasury Notes, 4.250% due 08/15/15; (value—$42,840,917); proceeds: $42,005,098	02/01/06	4.370	42,000,000
50,000	Repurchase Agreement dated 01/31/06 with Merrill Lynch & Co., collateralized by $50,660,000 U.S. Treasury Notes, 4.500% due 11/15/15; (value—$51,002,558); proceeds: $50,006,083	02/01/06	4.380	50,000,000
50,000	Repurchase Agreement dated 01/31/06 with Morgan Stanley & Co., collateralized by $96,677,000 U.S. Treasury Bond Principal Strips, zero coupon due 08/15/19; (value—$51,000,018); proceeds: $50,006,083	02/01/06	4.380	50,000,000
63	Repurchase Agreement dated 01/31/06 with State Street Bank & Trust Co., collateralized by $10,862 U.S. Treasury Bills, zero coupon due 04/13/06 and $53,893 U.S. Treasury Notes, 2.500% due 05/31/06; (value—$64,528); proceeds: $63,007	02/01/06	4.000	63,000
Total Repurchase Agreements (cost—$242,063,000)				242,063,000
Total Investments (cost—$351,242,194 which approximates cost for federal income tax purposes)(2)(3)—100.12%				351,242,194
Liabilities in excess of other assets—(0.12%)				(436,602)
Net Assets (applicable to 350,755,728 Institutional shares of beneficial interest outstanding equivalent to $1.00 per share)—100.00%				350,805,592

@                                    Interest rates shown are the discount rates at date of purchase.

(1)                                  Security, or portion thereof, was on loan at January 31, 2006.

(2)                                  Investments are valued at amortized cost unless the Fund’s Board of Trustees determines that this does not represent fair value. Periodic review and monitoring of the valuation of securities held by the Fund is performed in an effort to ensure that amortized cost approximates market value.

(3)                                  Includes $104,215,380 of investments in securities on loan, at value. The custodian held U.S. Government securities having an aggregate market value of $106,824,148 as collateral for portfolio securities loaned as follows:

Principal			Interest
Amount		Maturity	Rates
(000) ($)		Dates	(%)	Value($)
176,538	U.S. Treasury Bond Strips	11/15/21	0.000	83,352,417
65,558	U.S. Treasury Bond Strips	11/15/27	0.000	23,471,731
				106,824,148

Weighted average maturity — 40 days

For more information regarding the Fund’s other significant accounting policies, please refer to the Fund’s semiannual report to shareholders dated October 31, 2005.

UBS Select Money Market Fund

SCHEDULE OF INVESTMENTS – January 31, 2006 (unaudited)

Principal Amount (000) ($)		Maturity Dates	Interest Rates (%)	Value ($)

U.S. Government Agency Obligations—3.57%
124,000	Federal Home Loan Bank	03/01/06 to 03/12/06	4.290 to 4.360*	123,986,203
48,000	Federal Home Loan Mortgage Corp.	02/01/06 to 02/02/06	4.205 to 4.210@	47,997,544
45,000	Federal Home Loan Mortgage Corp.	10/23/06	4.250	45,000,000
Total U.S. Government Agency Obligations (cost—$216,983,747)				216,983,747

Time Deposits—6.69%
Banking-Non-U.S.—6.69%
231,500	State Street Bank & Trust Co., Grand Cayman Islands	02/01/06	4.470	231,500,000
175,000	U.S. Bank N.A., Grand Cayman Islands	02/01/06	4.480	175,000,000
Total Time Deposits (cost—$406,500,000)				406,500,000

Certificates of Deposit—16.09%
Non-U.S.—10.18%
75,000	ABN AMRO Bank NV (Chicago)	01/24/07	4.850	75,000,000
145,000	BNP Paribas	02/13/06 to 07/10/06	3.965 to 4.640	145,000,000
59,000	Calyon N.A., Inc.	08/30/06	4.220	58,996,700
65,000	Deutsche Bank AG	08/03/06	4.170	65,000,000
50,000	Deutsche Bank NY	02/01/06	4.560*	50,000,000
85,000	Fortis Bank NV-SA	07/07/06	3.930	85,000,000
36,500	Natexis Banque Populaires	02/27/06	3.990	36,500,000
46,500	Societe Generale	05/19/06	4.475	46,500,000
56,750	Svenska Handelsbanken	11/08/06	4.750	56,750,000
				618,746,700

U.S.—5.91%
95,400	American Express Centurion Bank	02/10/06	4.360	95,400,000
150,000	First Tennessee Bank N.A. (Memphis)	02/10/06 to 04/03/06	4.380 to 4.560	150,000,000
38,400	SunTrust Bank	02/24/06	4.200	38,400,000
75,000	Wells Fargo Bank N.A.	02/01/06	4.550*	75,000,000
				358,800,000
Total Certificates of Deposit (cost—$977,546,700)				977,546,700

Commercial Paper@—34.31%
Asset Backed-Banking—1.55%
95,000	Atlantis One Funding	04/04/06 to 04/18/06	4.140 to 4.500	94,204,150

Asset Backed-Miscellaneous—9.89%
145,000	Amsterdam Funding Corp.	02/07/06 to 02/15/06	4.300 to 4.410	144,844,797
135,249	Barton Capital LLC	02/09/06 to 04/24/06	4.400 to 4.540	134,509,681
46,256	Bryant Park Funding LLC	02/23/06	4.500	46,128,796
150,000	Falcon Asset Securitization Corp.	02/07/06 to 02/21/06	4.330 to 4.380	149,720,583
51,192	Preferred Receivables Funding Corp.	02/03/06	4.300	51,179,771
75,000	Yorktown Capital LLC	02/21/06	4.440	74,815,000
				601,198,628

Asset Backed-Securities—11.93%
60,000	Beta Finance, Inc.	02/28/06	4.360	59,803,800
50,000	CC (USA), Inc. (Centauri)	04/18/06	4.500	49,525,000
100,000	Galaxy Funding, Inc.	03/20/06 to 03/21/06	4.410	99,418,125
170,000	Grampian Funding LLC	03/29/06 to 07/21/06	4.100 to 4.630	167,807,884
45,000	K2 (USA) LLC	03/08/06	4.390	44,807,938
173,447	Scaldis Capital LLC	02/08/06 to 04/10/06	3.880 to 4.490	172,768,879
131,104	Solitaire Funding LLC	02/13/06 to 02/23/06	4.340 to 4.430	130,783,455
				724,915,081

Banking-Non-U.S.—0.51%
31,000	Depfa Bank PLC	02/03/06	4.295	30,992,603

Banking-U.S.—6.98%
50,000	CBA (Delaware) Finance, Inc.	02/09/06	4.390	49,951,222
170,000	Danske Corp.	02/09/06 to 03/27/06	4.050 to 4.330	169,478,355
100,000	Deutsche Bank Financial LLC	02/06/06	4.330	99,939,861
70,000	Nordea N.A., Inc.	02/10/06	4.245	69,925,713
35,000	San Paolo IMI U.S. Financial Co.	02/14/06	4.255	34,946,222
				424,241,373

Principal Amount (000) ($)		Maturity Dates	Interest Rates (%)	Value ($)

Brokerage—2.06%
125,000	Morgan Stanley	02/01/06	4.580*	125,000,000

Finance-NonCaptive Diversified—1.39%
34,100	CIT Group, Inc.	02/03/06	4.310	34,091,835
50,000	General Electric Capital Corp.	02/06/06	3.880	49,973,055
				84,064,890
Total Commercial Paper (cost—$2,084,616,725)				2,084,616,725

U.S. Master Notes—4.94%
Brokerage—4.94%
150,000	Banc of America Securities LLC‡	02/01/06	4.580*	150,000,000
150,000	Bear Stearns Cos., Inc.‡	02/01/06	4.620*	150,000,000
Total U.S. Master Notes (cost—$300,000,000)				300,000,000

Funding Agreements#—3.69%
Insurance-Life—3.69%
75,000	Metropolitan Life Insurance Co.	02/01/06	4.485*	75,000,000
75,000	New York Life Insurance Co.	02/01/06	4.475*	75,000,000
75,000	Travelers Insurance Co.	02/01/06	4.485*	75,000,000
Total Funding Agreements (cost—$225,000,000)				225,000,000

Short-Term Corporate Obligations—16.80%
Asset Backed-Securities—5.43%
75,000	CC (USA), Inc. (Centauri)**	02/01/06	4.500*	74,996,404
65,000	Dorada Finance, Inc.**	03/10/06	3.500	64,999,671
90,000	K2 (USA) LLC**	02/15/06 to 02/27/06	4.425 to 4.515*	89,999,408
100,000	Links Finance LLC**	02/01/06 to 04/18/06	4.545 to 4.570*	99,995,418
				329,990,901

Automobile OEM—1.15%
70,000	American Honda Finance Corp.**	03/06/06	4.407*	70,000,000

Banking-Non-U.S.—4.13%
85,000	Bank of Ireland**	02/21/06	4.460*	85,000,000
81,000	Commonwealth Bank of Australia**	02/24/06	4.489*	81,000,000
85,000	HBOS Treasury Services PLC**	02/01/06	4.435*	85,000,000
				251,000,000

Finance-Captive Automotive—1.81%
110,000	Toyota Motor Credit Corp.	02/01/06 to 02/09/06	4.520 to 4.550*	110,000,000

Finance-NonCaptive Consumer—2.22%
135,000	HSBC Finance Corp.	02/01/06 to 03/22/06	4.551 to 4.695*	135,069,894

Finance-NonCaptive Diversified—2.06%
125,000	General Electric Capital Corp.	02/09/06	4.519*	125,000,000
Total Short-Term Corporate Obligations (cost—$1,021,060,795)				1,021,060,795

Repurchase Agreements—13.66%
275,000	Repurchase Agreement dated 01/31/06 with Citigroup Financial Products, collateralized by $315,854,942 various whole loan assets, zero coupon to 9.970% due 03/25/06 to 06/01/43; (value—$308,851,005); proceeds: $275,035,521	02/01/06	4.650	275,000,000
200,000	Repurchase Agreement dated 01/31/06 with Deutsche Bank Securities, Inc., collateralized by $93,990,000 Federal Home Loan Bank obligations, 3.750% to 5.750% due 08/15/07 to 05/15/12 and $108,700,000 Federal National Mortgage Association obligations, 4.750% due 01/02/07; (value—$204,003,344); proceeds: $200,024,667	02/01/06	4.440	200,000,000
100,000	Repurchase Agreement dated 01/31/06 with Goldman Sachs Mortgage Corp., collateralized by $7,390,000 Federal Home Loan Bank obligations, 5.800% due 01/11/16, $46,000,000 Federal Home Loan Mortgage Corp. obligations, zero coupon due 10/24/06 and $50,460,000 Federal National Mortgage Association obligations, zero coupon due 02/01/06 to 03/15/06 ; (value—$102,004,427); proceeds: $100,012,306	02/01/06	4.430	100,000,000
255,000	Repurchase Agreement dated 01/31/06 with Goldman Sachs Mortgage Corp., collateralized by $263,054,142 various whole loan assets, zero coupon due 01/01/10; (value—$262,650,000); proceeds: $255,032,938	02/01/06	4.650	255,000,000

Principal Amount (000) ($)		Maturity Date	Interest Rates (%)	Value ($)

63	Repurchase Agreement dated 01/31/06 with State Street Bank & Trust Co., collateralized by $10,862 U.S. Treasury Bills, zero coupon due 04/13/06 and $53,893 U.S. Treasury Notes, 2.500% due 05/31/06; (value—$64,528); proceeds: $63,007	02/01/06	4.000	63,000
Total Repurchase Agreements (cost—$830,063,000)				830,063,000

Number of
Shares
(000)
Money Market Fund†—0.29%
17,507	BlackRock Provident Institutional TempFund (cost—$17,506,670)	4.318	17,506,670

Total Investments (cost—$6,079,277,637 which approximates cost for federal income tax purposes)(1) —100.04%			6,079,277,637
Liabilities in excess of other assets—(0.04)%			(2,160,057)
Net Assets (applicable to 6,077,034,629 Institutional shares of beneficial interest outstanding equivalent to $1.00 per share)—100.00%			6,077,117,580

*                                         Variable rate securities-maturity dates reflect earlier of reset dates or stated maturity dates. The interest rates shown are the current rates as of January 31, 2006, and reset periodically.

**                                  Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 10.71% of net assets as of January 31, 2006, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

@                                        Interest rates shown are the discount rates at date of purchase.

†                                            Interest rate shown reflects yield at January 31, 2006.

OEM                    Original Equipment Manufacturer

(1)                                  Investments are valued at amortized cost, unless the Trust’s Board of Trustees determines that this does not represent fair value. Periodic review and monitoring of the valuation of securities held by the Fund is performed in an effort to ensure that amortized cost approximates market value.

#                                         The securities detailed in the table below, which represent 3.69% of net assets, are considered illiquid and restricted as of January 31, 2006.

			Acquistion
			Cost as a		Value as a
			Percentage		Percentage
			of		of
	Acquisition	Acquisition	Net Assets		Net Assets
Restricted Securities	Date	Cost ($)	(%)	Value ($)	(%)
Metropolitan Life Insurance Co., 4.485%, 02/01/06	08/01/05	75,000,000	1.23	75,000,000	1.23
New York Life Insurance Co., 4.475%, 02/01/06	02/04/05	75,000,000	1.23	75,000,000	1.23
Travelers Insurance Co., 4.485%, 02/01/06	07/01/05	75,000,000	1.23	75,000,000	1.23
		225,000,000	3.69	225,000,000	3.69

‡                    The securities detailed in the table below, which represent 4.94% of net assets, are considered liquid and restricted as of
January 31, 2006.

			Acquistion
			Cost as a		Value as
			Percentage		Percentage
			of		of
	Acquisition	Acquisition	Net Assets		Net Assets
Restricted Securities	Date†††	Cost ($)	(%)	Value ($)	(%)
Banc of America Securities LLC, 4.580%, 02/01/06	01/30/06	150,000,000	2.47	150,000,000	2.47
Bear Stearns Cos., Inc., 4.620%, 02/01/06	01/30/06	150,000,000	2.47	150,000,000	2.47
		300,000,000	4.94	300,000,000	4.94

†††            Acquisition dates represent most recent reset dates.

Issuer Breakdown By Country

Percentage of Portfolio Assets (%)
United States	78.5
Grand Cayman Islands	6.7
France	4.7
Ireland	1.9
Germany	1.9
Belgium	1.4
United Kingdom	1.4
Australia	1.3
Netherlands	1.2
Sweden	1.0
Total	100.0

Weighted average maturity — 34 days

For more information regarding the Fund’s other significant acccounting policies, please refer to the Fund’s semiannual report to shareholders dated October 31, 2005.

Item 2.  Controls and Procedures.

(a)            The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)           The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

(a)            Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act is attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UBS Money Series

By:	/s/ W. Douglas Beck
W. Douglas Beck
President

Date:	March 31, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ W. Douglas Beck
W. Douglas Beck
President

Date:	March 31, 2006

By:	/s/ Thomas Disbrow
Thomas Disbrow
Vice President and Treasurer

Date:	March 31, 2006